Federated Hermes Conservative Microshort Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Federated Hermes Conservative Microshort Fund | IS
Prospectus [Line Items]
Annual Return [Percent]	4.91%	5.80%	5.69%	1.19%